Compensation of Corporate Officers	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Of Corporate Officers [Abstract]
Disclosure of Compensation of Corporate Officers Explanatory
26.	COMPENSATION OF CORPORATE OFFICERS

By resolution of the General Shareholders Meeting on June 16, 2017, the shareholders adopted the change in mode of administration and management of the Company and elected to change from a historical two-tiered board structure (Executive Board and Supervisory Board) to a single board (Board of Directors).

As a result, the table below provides details of the compensation paid to the Chairman and CEO, as well as that paid to the members of the Executive Board during the first half of 2017 (prior to the change in mode of governance) and for the financial years in which the relevant amounts were recognized in the statements of operations.

On September 2, 2019, the Board of Directors accepted the resignation of the Chairman and Chief Executive Officer of the Company and decided to separate the roles of Chairman of the Board of Directors and Chief Executive Officer of Genfit SA with effect from September 16, 2019.

At the same meeting, the Board of Directors appointed the Chief Executive Officer of the Company and confirmed the former Chairman and Chief Executive Officer in his functions as Chairman of the Board of Directors and member of certain committees of the Company's Board of Directors.

Under these conditions, the following table details the compensation paid to the Chairman and Chief Executive Officer in 2017, 2018 and during the period from January 1, 2019 to September 16, 2019, and the compensation paid to the Chief Executive Officer during the period from September 16 to December 31, 2019 (after the change in governance) and the years in which the amounts were recognized in the statement of operations.

Compensation paid to the Chairman and Chief Executive Officer	Year ended
in 2017 and 2018 and during the period from January 1, 2019 to September 16, 2019	2017/12/31	2018/12/31	2019/12/31 (1)
Short-term employee benefits (gross + employer's social contributions, paid)	1,476	1,569	1,338
Post-employment pension & medical benefits	199	—	—
Attendance fees		—	—
Share-based payment transactions	51	104	109
Director fees Genfit Corp (net)	37	30	22
TOTAL	1,763	1,703	1,469

Compensation paid to the Chief Executive Officer	Year ended
in 2018 and during the period from September 16, 2019 to December 31, 2019	2017/12/31	2018/12/31	2019/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	—	—	140
Post-employment pension & medical benefits	—	—	—
Attendance fees	—	—	—
Share-based payment transactions	—	—	—
Director fees Genfit Corp (net)	—	—	—
TOTAL	—	—	140

(1)

Within this total, only the portion of the amounts paid in 2019 to the Chairman and Chief Executive Officer pursuant to  the 13th resolution of the Annual General Meeting of June 13, 2019, for the part of the Incentive Plan corresponding to that portion of work on the initial public offering of the Company on the Nasdaq Global Select Market carried out in 2018, i.e.,  ¾ of the amount due, i.e. a gross amount of €562,893. The balance, i.e. a gross sum of €187,631 related to the work in 2019 was to be paid subject to the approval by the shareholders of the General Meeting to approve the accounts for the financial year ended on December 31, 2019. It is therefore not shown in this table but was provisioned in the accounts for the year ended December 31, 2019. However, in May 2020, the Chairman of the Board of Directors decided to forgo this amount; as a result, as noted by the Board of Directors, the balance of €187,631 will not be paid.

26.	COMPENSATION OF CORPORATE OFFICERS (continued)

The Chairman of the Board of Directors, Jean-François Mouney, receives a fixed compensation. He also has use of a company vehicle and the Group’s insurance and disability plan. These benefits are totaled in the table above in the "Other compensation" line. The Chairman of the Board of Directors also receives attendance fees granted for his participation in the work of some of the committees of the Board of Directors.

The Chief Executive Officer’s corporate contract contains a clause whereby, in the event of termination, he would receive a non-compete indemnity equal to:

(i)	twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the past twelve months ended and
(ii)

increased, where applicable, by the amount of the annual variable compensation due for the previous year. This compensation is intended to compensate the prohibition made to the Chief Executive Officer, for a period of 12 months following the termination of his functions, for whatever reason, to work in any way whatsoever with certain companies carrying out a directly competitive activity of the Company.

In addition, the Chief Executive Officer, except in the event of gross negligence within the meaning of labor law, shall receive severance pay equal to:

(i)	twelve (12) months of fixed compensation, calculated on the basis of the gross amounts due for the twelve past completed months and
(ii)

increased, where applicable, by the amount of annual variable compensation due for the previous year. This compensation will be paid one month after his effective termination of activity within the Group. The compensation will not be paid if, on his initiative, the Chief Executive Officer leaves the Company to exercise new functions or changes functions within the Group, or even if he has the possibility of asserting in the short term his retirement rights. It is also specified that any sum paid under the non-competition clause will be deducted from the sums due under the severance pay and vice versa. The total and maximum commitment represented by this indemnity (gross, employer charges and payroll tax) as of December 31, 2019 would amount to €341.

26.	COMPENSATION OF CORPORATE OFFICERS (continued)

The directors' fees and other compensation due and paid to the non executive directors are as follows:

	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*
	During the year ended December 31,
Attendance fees and other forms of remuneration payable to each of the non executive officer (in euros)	2017(4)		2018		2019
Jean-François MOUNEY(1)
Attendance fees	—	—	—	—	14,791	633
Other remuneration (except his compensation as CEO between January 1, and September 16, 2019)(5)	—	—	—	—	88,874	88,874
Total	—	—	—	—	103,665	89,507
Xavier GUILLE DES BUTTES
Attendance fees	30,218	24,688	53,330	41,311	68,016	67,580
Other remuneration	—	—	—	—	—	—
Total	30,218	24,688	53,330	41,311	68,016	67,580
Charles WOLER(2)
Attendance fees	5,925	5,925	—	—	—	—
Other remuneration	—	—	—	—	—	—
Total	5,925	5,925	—	—	—	—
Frédéric DESDOUITS
Attendance fees	13,627	11,258	21,174	17,113	33,136	30,302
Other remuneration	—	—	—	—	—	—
Total	13,627	11,258	21,174	17,113	33,136	30,302
BIOTECH AVENIR
Represented by Florence Séjourné
Attendance fees	—	—	—	—	—	—
Other remuneration	—	—	—	—	—	—
Total	—	—	—	—	—	—
Philippe MOONS
Attendance fees	18,763	14,023	29,704	22,345	36,188	41,202
Other remuneration	—	—	—	—	—	—
Total	18,763	14,023	29,704	22,345	36,188	41,202
Anne-Hélène MONSELLATO(3)
Attendance fees	14,813	10,468	37,075	24,307	44,472	53,410
Other remuneration	—	—	—	—	—	—
Total	14,813	10,468	37,075	24,307	44,472	53,410
Catherine LARUE(3)
Attendance fees	11,258	8,098	21,256	17,985	33,136	28,122
Other remuneration	—	—	—	—	—	—
Total	11,258	8,098	21,256	17,985	33,136	28,122
TOTAL	94,602	74,458	162,539	123,061	318,613	310,123

26.	COMPENSATION OF CORPORATE OFFICERS (continued)

	2017(4)	2018	2018
IFRS 2 valuation of share warrants granted during the financial year	94,875	—	—

*	After applying a required 21% withholding
(1)	Jean-François MOUNEY joined the Board of Directors on June 16, 2017 as Chairman.
(2)	Since the Shareholders' Meeting on June 16, 2017, Charles WOLER is no longer a board member.
(3)	Anne-Hélène MONSELLATO and Catherine LARUE were appointed to the Board of Directors by the shareholders at the June 16, 2017 Shareholders' Meeting.
(4)	The remuneration received by Xavier GUILLE DES BUTTES, Frédéric DESDOUITS, Biotech Avenir and Philippe MOONS until June 16, 2017 was in their capacities as members of the Supervisory Board.
(5)	The attendance fees and other remuneration for Jean-François Mouney above correspond to amounts due for the period from September 16, 2019 to December 31, 2019.

In addition, the Company has provided corporate officers, directors and members of the Executive Committee a “directors and officers” insurance against claims relating to certain actions they may take in the performance of their duties. For the 12-month period starting in March 2019, the insurance premium including the IPO insurance policy premium for the implementation of this insurance coverage amounted to €3,146 and is being amortized over the coverage period.